LEASES (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
IfrsStatementLineItems [Line Items]
Balance at beginning		¥ 2,993	¥ 2,351
Addition			2,009
Depreciation charge		(1,050)	(1,413)
Foreign currency translation difference		24	46
Disposal of PSTT		(1,621)
Balance at ending	$ 49	346	2,993
Motor vehicles [member]
IfrsStatementLineItems [Line Items]
Balance at beginning		425	245
Addition			361
Depreciation charge		(100)	(181)
Foreign currency translation difference
Disposal of PSTT		(325)
Balance at ending			425
Offices And Warehouse [Member]
IfrsStatementLineItems [Line Items]
Balance at beginning		2,568	2,106
Addition			1,648
Depreciation charge		(950)	(1,232)
Foreign currency translation difference		24	46
Disposal of PSTT		(1,296)
Balance at ending	$ 49	¥ 346	¥ 2,568